Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2026-05-31	12 Months Ended
May 31, 2026
Erroneously Awarded Compensation Recovery
Restatement Determination Date	May 31, 2026
Erroneous Compensation Analysis

RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

The Registrant has adopted a compensation recovery policy (the "Clawback Policy") as required by Nasdaq Rule 5608 and pursuant to Rule 10D-1 of the Exchange Act. A copy of the Clawback Policy attached hereto as Exhibit 97.

At no time during or after the fiscal year ended May 31, 2026, was the Registrant required to prepare an accounting restatement that required recovery of erroneously awarded compensation pursuant to the Clawback Policy. As of May 31, 2026, there was no outstanding balance of erroneously awarded compensation to be recovered from the application of the Clawback Policy to a prior restatement.

Restatement does not require Recovery

At no time during or after the fiscal year ended May 31, 2026, was the Registrant required to prepare an accounting restatement that required recovery of erroneously awarded compensation pursuant to the Clawback Policy. As of May 31, 2026, there was no outstanding balance of erroneously awarded compensation to be recovered from the application of the Clawback Policy to a prior restatement.